UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23673

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Address of principal executive offices)(Zip code)

Liana Loyola
Secretary
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606

Registrant’s telephone number, including area code: (787)
250-3600
Date of fiscal year end: June 30
Date of reporting period: July 1, 2023 - June 30, 2024

Item 1. Report to Shareholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”).

Annual Shareholder Report
as of June 30, 2024

Short Term Investment Fund for Puerto Rico Residents, Inc. Class A - PRALX
This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2023, to June 30, 2024. You can find additional information about the Fund at
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1%

How did the Fund perform last year and what affected its performance?
The performance of the Fund is mainly driven by the level of short-term interest rates. During the Fund’s fiscal year, the Federal Reserve maintained interest rates at or above 5%. This increased the Fund’s net investment income by approximately $300,000. Since the Fund distributes 100% of its net investment income, dividends to shareholders were higher. The Fund also distributed $301,279 in capital gains. Fund performance is also affected by its size. During the fiscal year average assets decreased approximately $51 million. This caused the Fund’s expense ratio to exceed 1.00%. This increase was offset by the waiver of $87,123 in expenses by the adviser. During the fiscal year ended June 30, 2024, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.
Fund Performance
Growth of an assumed $10,000 investment as of June 30, 2024

Short Term Investment Fund for Puerto Rico Residents, Inc.	Class A

	Average Annual Total Returns as of June 30, 2024
	1-Year	5-Year	10-Year
Short Term Investment Fund for Puerto Rico Residents, Inc.	4.82%	1.62%	0.97%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%
ICE BofA 3 Month US Treasury Bill Index	5.43%	2.17%	1.52%
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Fund Statistics
FUND STATISTICS

Total Net Assets	$66,909,124

# of Portfolio Holdings	6

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$411,847

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/24	80.9%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/24	7.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/24	3.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/09/24	3.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/10/24	3.0%

Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term U.S. agency discount notes.
The following table shows the ratings of the Fund’s portfolio securities as of June 30, 2024. The ratings used are the highest rating given by one
of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change.

Rating (% of Total Portfolio)
AAA	100.00%
Additional Information
If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Short Term Investment Fund for Puerto Rico Residents, Inc.	Class A

(b) Not applicable.

Item 2. Code of Ethics.

(a) Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund” or the “Registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d) There have been no waivers granted by the Fund to individuals covered by the Code during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the Code is filed herewith as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Fund’s Board of Directors (the “Board”) has determined that it has an audit committee financial expert serving on its Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(a)(2) The name of the audit committee financial expert is Vicente León. Mr. León has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant.

(a) Audit Fees. The aggregate fees billed for professional services rendered by E&Y for the audit of the Registrant’s annual financial statements and for services that are normally provided by E&Y in connection with statutory and regulatory filings for the fiscal years ended June 30, 2023, and June 30, 2024, were $43,287 and $45,339, respectively.

(b) Audit Related Fees. The aggregate fees billed for assurance and related services by E&Y that reasonably relate to the performance of the audit of the Registrant’s financial statements and are not reported as audit fees for the fiscal years ended June 30, 2023, and June 30, 2024, were $0 and $10,219, respectively. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the 1940 Act, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c) Tax Fees. The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended June 30, 2023, and June 30, 2024, were $10,412 and $10,412, respectively.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d) All Other Fees. The aggregate fees billed for any other products or services provided by E&Y for the fiscal years ended June 30, 2023, and June 30, 2024, other than the services reported in paragraphs (a) through (c) above were $0 and $0, respectively.

There were no “all other” fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) The Fund’s Audit Committee Charter requires that the Audit Committee pre-approve all audit and permissible non-audit services to be provided to the Fund by the Fund’s independent registered public accounting firm; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended (the “1934 Act”).

All the audit and tax services described above for which E&Y billed the Fund fees for the fiscal years ended June 30, 2023, and June 30, 2024, were pre-approved by the Audit Committee. For the fiscal years ended June 30, 2023, and June 30, 2024, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by E&Y.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate fees billed by E&Y for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2023, and June 30, 2024, other than those disclosed in (c) and (d) above, were $0 and $0, respectively.

(h) The Audit Committee of the Registrant’s Board considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders included under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Short Term Investment Fund for Puerto Rico Residents, Inc.

2024

ANNUAL REPORT

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

Table of Contents

Financial Highlights [Item 7 of Form N-CSR]	1

Schedule of Investments [Item 6 of Form N-CSR]	2

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	3
Statements of Operations	4
Statements of Changes in Net Assets	5

Notes to Financial Statements [Item 7 of Form N-CSR]	6

Report of Independent Registered Public Accounting Firm [Item 7 of Form N-CSR]	20

Other Information (Unaudited)	21
Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]	22

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the fiscal year ended June 30, 2024		For the fiscal year ended June 30, 2023	For the fiscal year ended June 30, 2022		For the fiscal year ended June 30, 2021

Increase (Decrease) in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00

Performance:		Net investment income (a)	0.04		0.02	0.00	**	0.00	**

		Total from investment operations	0.04		0.02	0.00		0.00
		Less: Distributions from net investment income	(0.04)		(0.02)	(0.00)	**	(0.00)	**
		Less: Distributions from capital gains	(0.00)	***	-	-		-

		Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Investment Return:	(b)	Based on net asset value per share	4.82%		2.67%	0.03%		0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.00%		1.00%	0.12%		0.06%
	(c)	Gross expenses to average net assets	1.11%		1.00%	0.89%		0.81%
	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	4.32%		2.45%	0.02%		0.01%

Supplemental Data:		Net assets, end of period (in thousands)	$66,909		$103,981	$175,439		$304,412

		Portfolio turnover	0.00%		0.00%	0.00%		0.00%

	**	Net investment income and distributions from net investment income for the fiscal years ended June 30, 2022, and June 30, 2021, were $0.0002 and $0.0001 per share, respectively.

	***	Distributions from capital gains for the fiscal year ended June 30, 2024, were $0.0038 per share.

	(a)

Based on average outstanding common shares of 82,238,446, 132,803,693, 232,612,490, and 339,608,192, for the fiscal years ended June 30, 2024, June 30, 2023, June 30, 2022, and June 30, 2021, respectively.

	(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.

	(c)

Based on average net assets applicable to common shareholders of $82,370,711, $133,104,972, $232,896,435, and 339,608,192, for the fiscal years ended June 30, 2024, June 30, 2023, June 30, 2022, and June 30, 2021, respectively.

	(d)

For the fiscal year ended June 30, 2023, there were no waivers/reimbursements of fees. For the fiscal years ended June 30, 2024, June 30, 2022, and June 30, 2021, the effect of the expenses waived/reimbursed was to decrease the expense ratios, thus increasing the net investment income ratio by 0.11%, 0.77%, and 0.75%, respectively.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	June 30, 2024

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 100.27% of net assets
$ 54,100,000	Federal Home Loan Bank Discount Note	0.00%	5.20%	07/01/24	$54,100,000
5,000,000	Federal Home Loan Bank Discount Note	0.00%	0.00%	07/02/24	4,999,278
2,000,000	Federal Home Loan Bank Discount Note	0.00%	0.00%	07/03/24	1,999,414
2,000,000	Federal Home Loan Bank Discount Note	0.00%	5.27%	07/09/24	1,997,658
2,000,000	Federal Home Loan Bank Discount Note	0.00%	5.24%	07/10/24	1,997,380
2,000,000	Federal Home Loan Bank Discount Note	0.00%	5.26%	07/16/24	1,995,617

$ 67,100,000					$67,089,347

	Total investments (100.27% of net assets)				$67,089,347
	Other Assets and Liabilities (0.27% of net assets)				(180,223)

	Net assets - 100%				$66,909,124

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Assets and Liabilities	June 30, 2024

Assets:	Investment securities, at amortized cost with:
	Non-affiliates		$67,089,347
	Cash		241,545
	Prepaid insurance		38,831

	Total assets		67,369,723

Liabilities:	Payables:
	Dividends to shareholders	7,583
	Investment advisory fees	71,391
	Administration fees	11,673
	Transfer agent fees	13,771
	Professional fees	155,191
	Miscellaneous fees	24,770
	Printing fees	72,200
	Directors fees	7,929	364,508

	Payable for fund shares repurchased		88,531
	Accrued expenses and other liabilities		7,560

	Total liabilities		460,599

Net Assets:			$66,909,124

Net Assets consist of:

	Paid-in-Capital ($0.001 par value, 2,000,000,000 shares authorized, 66,870,513 issued and outstanding)		$66,864,602
	Total Distributable Earnings (Accumulated Loss)		44,522

	Net assets		$66,909,124

	Net asset value per share; 66,870,513 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the fiscal year ended June 30, 2024

Investment income:	Interest from unaffiliated issuers	$4,386,119

Expenses:	Investment advisory fees	411,847
	Administration fees	41,185
	Transfer Agent fees	39,038
	Custodian fees	11,532
	Professional fees	217,028
	Directors’ fees and expenses	30,781
	Insurance expense	86,551
	Printing fees	58,156
	Other	14,735

	Total expenses	910,853

	Waived fees and reimbursable expenses	(87,123)

	Net expenses after waived fees and reimbursable expenses	823,730

Net investment income:		3,562,389

Realized Gain(Loss) on	Net realized gain (loss) on investments	44,522

Investments:	Total net realized gain (loss) on investments	44,522

Net increase (decrease) in net assets resulting from operations:		$3,606,911

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the fiscal year ended June 30, 2024	For the fiscal year ended June 30, 2023
Increase (Decrease) in Net Assets:

	Net investment income	$3,562,389	$3,258,753
	Net realized gain (loss) on investments	44,522	-

	Net increase (decrease) in net assets resulting from operations	3,606,911	3,258,753

Dividends to Shareholders from:	Net investment income	(3,562,389)	(3,258,753)
	Distributions from capital gains	(301,279)	-

		(3,863,668)	(3,258,753)

Capital Shares Transactions	Increase (decrease) in net assets derived from reinvestment of dividends	3,866,576	3,190,400
(at $1.00 per share):	Increase (decrease) in net assets derived from the redemption of shares	(40,681,698)	(74,648,260)

		(36,815,122)	(71,457,860)

Net Assets:	Net increase (decrease) in net assets	(37,071,879)	(71,457,860)
	Balance at the beginning of the year	103,981,003	175,438,863

	Balance at the end of the year	$66,909,124	$103,981,003

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is a diversified open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund’s offerings of securities are registered under the Securities Act of 1933, as amended. UBS Asset Managers of Puerto Rico (the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Transfer Agent (the “Transfer Agent”) and the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s Net Asset Value (“NAV”) per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital. There is no assurance that the Fund will achieve its investment objective.

Certain charter provisions of the Fund might be void and unenforceable under the 1940 Act including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the Fund, and (iii) stating that, to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the Fund or shareholders.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NAV Per Share

The NAV per share of the Fund is determined by the Administrator daily after the close of trading on the New York Stock Exchange (NYSE), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per share is computed by dividing the total assets of the Fund less its liabilities, by the total number of shares outstanding.

Valuation of Investments

The Fund’s assets are valued by State Street Bank and Trust Company on the basis of valuations provided by pricing services approved by Fund management and the Board of Directors (the “Board”). In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as evaluations of their staff. The valuation, in either case, is based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and, thus, might not have a readily ascertainable market value and may have periods of illiquidity. If the Fund has securities for which quotations are not readily available from any source, they will be fair valued by or under the direction of the Investment Adviser utilizing quotations and other information

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis. At June 30, 2024, no securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs and methodology used for valuing securities or level assigned are not necessarily an indication of the risk associated with investing in those securities.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government Agencies and Instrumentalities: These securities are valued at cost, which approximates fair value and are classified as Level 2.

The following is a summary of the Fund’s portfolio by inputs used as of June 30, 2024, in valuing the Fund’s assets carried at amortized cost, which approximates fair value:

	Investments in Securities
	Level 1	Level 2	Level 3	Balance June 30, 2024

US Government, Agencies and Instrumentalities	$-	$67,089,347	$-	$67,089,347

There were no Level 3 securities during the fiscal year ended June 30, 2024.

There were no transfers into or out of Level 3 during the fiscal year ended June 30, 2024.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico tax withholding of 15% of the dividends distributed if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a Puerto Rico income tax of 15% of the dividends distributed and (b) Puerto Rico corporations are subject to a Puerto Rico income tax of 20% of the dividends distributed. Puerto Rico income tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to Puerto Rico alternate basic tax that can reach the rate of 24% on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

For U.S. federal income tax purposes, the Fund is treated as a foreign corporation and does not intend to be engaged in a trade or business within the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund should generally not be subject to U.S. income tax on gains derived from the sale or exchange of personal property. Nevertheless, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (“U.S. Code”), and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to regular U.S. corporate income tax on its effectively connected taxable income, and maybe to a 30% branch profits tax and state and local taxes as well. Also, the Fund is subject to a 30% U.S. withholding tax on certain types of income from sources within the U.S., such as dividends and interest.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

An investment in the Fund is designed solely for Puerto Rico residents due to the Fund’s specific tax features. The Fund does not intend to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and consequently an investor that is not (i) an individual who has his or her principal residence in Puerto Rico or (ii) a person, other than an individual, that has its principal office and principal place of business in Puerto Rico will not receive the tax benefits of an investment in a typical U.S. mutual fund (such as RIC tax treatment, i.e., availability of pass-through tax status for non-Puerto Rico residents) and may have adverse tax consequences for U.S. federal income tax purposes. If United States holders (which includes, but is not limited to, (i) citizens and residents of the United States who are not Puerto Rico individuals and (ii) corporations organized in the United States) invest in the Fund, such United States holders generally will be taxed on any dividend or interest paid by the Fund as ordinary income at the time such holders receive the dividend or interest or when it accrues, depending on such holder’s method of accounting for tax purposes. Additionally, United States holders will be taxed on any gain on the sale of an investment in the Fund.

FASB Accounting Standards Codification Topic 740, Income Taxes (ASC 740) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the prior four tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the fiscal year ended June 30, 2024, the Fund did not incur any interest or penalties.

Statement of Cash Flows

GAAP and FASB Accounting Standards Codification Topic 230, Statement of Cash Flows (ASC 230) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the fiscal year ended June 30, 2024, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute out of its tax-exempt income and taxable income, if any, net capital gains. Shares earn dividends on the day they are purchased but not on the day they are sold.

Investments in Tax Secured Obligations (“TSOs”) Issued by Puerto Rico Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short-term rating. The Fund shall purchase

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

only TSOs in which the Fund maintains a perfected security interest. There were no TSOs for the fiscal year ended June 30, 2024.

Securities Purchased Under Agreements to Re-Sell

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution, or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. These transactions are treated as financings and recorded as assets. There were no securities purchased under agreements to re-sell for the fiscal year ended June 30, 2024.

Other

Security transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

2.	Investment Advisory, Administration, Custody, Transfer Agency, and Distribution Agreements and Directors Fee

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, a division of UBSTC, and subject to the oversight of the Board, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2024, the investment advisory fees amounted to $411,847 equivalent to 0.50% of the Fund’s average daily net assets. The investment advisory fees payable amounted to $71,391 as of June 30, 2024.

Administration, Custody, and Transfer Agency Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custody, and Transfer Agency, Registrar, and Shareholder Servicing Agreements, respectively. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by the Fund to UBSTC as transfer agent under the transfer agency agreement is equal to the compensation that UBSTC is required to pay to Bank of New York Mellon Investment Servicing for services to the Fund up to a maximum amount of 0.05% of the Fund’s average net assets, payable monthly. For the fiscal year ended June 30, 2024, the transfer agent fees amounted to $39,038. The transfer agent fees payable amounted to $13,771 as of June 30, 2024.

The Fund pays the Administrator an annual fee equal to 0.05% of the Funds average daily net assets, payable monthly. For the fiscal year ended June 30, 2024, the administration fees amounted to $41,185, equivalent to 0.05% of the Fund’s average daily net assets. The administration fees payable amounted to $11,673 as of June 30, 2024.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of the Fund’s assets, calculate the daily NAV, and maintain the Fund’s accounting records. The total custodian fee for the fiscal year ended June 30, 2024, amounted to $11,532, which is equivalent to 0.01% of the Fund’s average daily net assets. The custody fees payable amounted to $3,939 as of June 30, 2024.

Distribution Fees:

UBSTC, as Administrator, has engaged UBS Financial Services, Inc. (“UBS-FS”) to serve as distributor (“Distributor”) of the shares of common stock of the Fund. For the fiscal year ended June 30, 2024, there were no distribution fees paid by the Fund.

Yield Floor Agreement:

The Investment Adviser has entered into a Yield Floor Agreement with the Fund effective March 28, 2022, and amended and restated on October 31, 2023, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary in order to ensure that the net operating expenses of the Fund do not exceed the Fund’s investment income for any given day. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the Yield Floor Agreement for a period of up to three years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future return. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund, including but not limited to shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s daily gross assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for reduced compensation and/or Other Expenses paid by UBSTC when net total expenses for the Fund fall below 1.00% for the annual period; provided that such reimbursement is made within three years after UBSTC reduced compensation and/or paid the expenses and does not cause annual operating expenses to exceed 1.00%. The agreement is effective through January 31, 2026, and may be renewed for successive one-year periods.

For the fiscal year ended June 30, 2024, $87,123 were waived in expenses by UBSTC. The investment advisory fees potentially recoupable by the Investment Adviser, for both agreements mentioned above, at June 30, 2024, amounted to $1,892,172, of which $1,805,049 expires during the fiscal year ending June 30, 2025, and $87,123 expires during the fiscal year ending June 30, 2027.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

Directors Fees:

Certain Fund officers are also officers of UBSTC. The six Independent Directors of the Fund’s Board are paid based upon an agreed fee up to $1,000 per fund per Board meeting, plus expenses, and up to $500 per fund for each quarterly Audit Committee meeting, plus expenses. For the fiscal year ended June 30, 2024, the Independent Directors of the Fund were paid an aggregate compensation and expenses of $30,781. The Directors fees payable amounted to $7,929 as of June 30, 2024.

3.	Investment Transactions

The total amount of unaffiliated purchases of U.S. government agencies securities (including certificates of deposit, if any) and the proceeds from maturities from U.S. government agency securities was $16,834,779,690 and $16,876,150,000 respectively, for the fiscal year ended June 30, 2024.

No sales of investment securities occurred during the fiscal year ended June 30, 2024.

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of investors or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund principally invests in U.S. high quality short-term instruments, including securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and/or mortgage-backed securities. “Short-term” means instruments that mature in 397 calendar days or less from the date when the Fund acquires the instrument. The maturity of securities rated in the second highest short-term rating category by a nationally recognized statistical rating organization (“NRSRO”) may not exceed 180 days. The Fund may also invest in longer-term bonds with only a short time remaining to maturity or that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund invests only in U.S. dollar-denominated instruments.

Although the Fund may invest in securities with maturities of up to 397 days, under normal conditions, the average duration of the securities in which the Fund invests is expected to be 30 days or less and is currently not expected to exceed a dollar-weighted average maturity of 90 days. The Fund will have a dollar-weighted average maturity of no more than three years. “Dollar-weighted average maturity” is calculated by taking the average length of time to maturity (fixed-rate) or the next interest rate reset (floating-rate) for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.

The Fund is not a money market fund and does not seek to maintain a stable NAV of $1.00 per share for the Class A Shares.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

In particular, the Fund will not be subject to the requirements of Rule 2a-7 under the 1940 Act, which, among other things, contains strict issuer diversification, maturity, and credit quality requirements. The Fund, for example, may invest to a greater degree than a money market fund in securities rated in the second highest short-term rating category by a NRSRO and the Fund is less diversified than such a fund. You may have a greater risk of losing money than if you invested in a money market fund.

The above describes the Fund’s current investment strategy. However, if the Fund is able to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria, the Fund intends to modify its current investment strategy and intends to invest in a portfolio of high quality tax-exempt short-term debt instruments of governmental and private issuers, including instruments issued by other Puerto Rico investment companies advised by or co-advised by the Investment Adviser. “High quality” means instruments that at the time of investment are rated within the two highest short-term rating categories by one or more NRSRO or that are unrated but deemed to be of comparable quality by the Investment Adviser. Pursuant to this investment strategy, the Fund may continue to hold these instruments even if their rating is downgraded. “Short-term” means instruments that mature in 397 calendar days or less from the date when the Fund acquires the instrument. The maturity of securities rated in the second highest short-term rating category by an NRSRO may not exceed 180 days. Pursuant to this investment strategy, the Fund may also invest in longer-term bonds with only a short time remaining to maturity or that have variable interest rates or other special features that give them the financial characteristics of short-term debt. As part of this investment strategy, the Fund would invest a significant amount of its assets in short-term securities of Puerto Rico issuers, including Puerto Rico municipal obligations, Puerto Rico mortgage-backed and asset-backed securities, TSOs of Puerto Rico investment companies (the majority of which will be obligations issued by investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser), repurchase agreements and commercial paper.

Investments in mortgage-backed securities may include those issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”), as well as mortgage-backed securities that are not guaranteed or issued by GNMA, FNMA, FHLMC or any other government agency (“Private Label mortgage-backed securities”), and in either case may include collateralized mortgage obligations (“CMOs”). Private Label mortgage-backed securities are issued in connection with a securitization and represent a beneficial interest in a privately sponsored trust or other entity, the assets of which are mortgage loans or GNMA, FNMA, FHLMC or other mortgage-backed securities, including CMOs.

The Fund will not invest in mortgage-backed securities that represent residual interests except as may otherwise be approved by the Board.

Under this investment strategy, the Fund expects to invest a substantial amount (i.e., in excess of 10%), and from time to time a majority, of its total assets in TSOs.

A “Puerto Rico issuer” is any issuer that satisfies one or more of the following criteria: (i) issuers that are organized under the laws of Puerto Rico or that maintain their principal place of business in Puerto Rico; (ii) issuers that have securities traded principally in Puerto Rico; or (iii) issuers that, during the most recent fiscal year, derived at least 20% of their revenues or profits from goods produced or sold, investments made or services performed in Puerto Rico or that have at least 20% of their assets in Puerto Rico. A “non-Puerto Rico issuer” is any issuer that: (i) is organized under the laws of a jurisdiction other than Puerto Rico and maintains their principal place of business in a jurisdiction other than Puerto Rico; (ii) has securities traded principally in a jurisdiction other than

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

Puerto Rico; and (iii) during the most recent fiscal year, derived less than 20% of their revenues or profits from goods produced or sold, investments made or services performed in Puerto Rico and that does not have at least 20% of their assets in Puerto Rico.

The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

6.	Basis of Distributions and Components of Distributable Earnings (Accumulated Loss)

Since all securities held by the Fund at June 30, 2024, were valued at amortized cost, which approximates fair value, due to their short term maturities, it does not take into account unrealized gains or losses.

For the fiscal year ended June 30, 2024, the Fund had distributed from ordinary income a total of $3,562,389 and from capital gains a total of $301,279.

The components of total distributable earnings (accumulated losses) at June 30, 2024, is comprised of a realized gain of $44,522.

7.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic, conflict of interest, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. All securities may be subject to adverse market trends. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States, Puerto Rico or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause the Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate such volatility and may continue to negatively affect the value and liquidity of individual securities, national economies, and global markets generally. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses. Because the Fund invests in investment securities, the Fund’s NAV may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

If the Board, including upon a recommendation from the Investment Adviser, determines in its sole discretion, that, due to the lack of appropriate investment opportunities or for other reasons, the Fund is no longer a manageable investment and/or may have insufficient assets available for the conduct of its business, the Fund may distribute cash to its shareholders to liquidate their investment or may transfer shareholders’ accounts to another available investment option designated and agreed to by the Board in the UBS-FS. Master Account Agreement or other relevant document.

Puerto Rico and other countries and regions in which the Fund may invest where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm, and hurricane), epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies, and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., invasion, acts of foreign enemies, hostilities, and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. An outbreak of an infectious disease or serious environmental or public health concern could have a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social, and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Fund. To the extent the Fund is overweight in certain countries, regions, companies, industries, or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries, or sectors.

Puerto Rico Concentration Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets may be invested in securities of Puerto Rico issuers. In addition, the TSOs in which the Fund may invest are issued by investment companies that, in turn, are designed to invest primarily in Puerto Rico securities. Securities issued by the Puerto Rico government or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded. Currently, none of the bonds issued by the Puerto Rico government and its instrumentalities without credit enhancements carry an investment-grade credit rating.

Because the Fund may invest a substantial portion of its assets in Puerto Rico bonds, the Fund’s NAV and cash flow may fluctuate due to market conditions affecting these securities. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

that any additional defaults by Puerto Rico and other Puerto Rico instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Consequently, the Fund’s performance may be more severely affected by economic, political, regulatory, or other factors adversely affecting issuers in Puerto Rico than a fund that is not concentrated in Puerto Rico issuers.

Interest Rate Risk. Interest rate risk is the risk that when interest rates rise, the value of the Fund’s investments will fall as a result. That is because the value of short-term instruments is generally expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Also, the Fund’s yield will tend to lag changes in prevailing short-term interest rates. This means that the Fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the Fund’s income will tend to fall more slowly. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or that the issuer will fail to make principal or interest payments when due because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. To the extent that the Fund will typically invest a substantial amount of its assets in securities issued by other investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser, and investing in similar types of assets, this risk may be magnified. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) making it more sensitive to changes in interest rates, and reduce the value of the security. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to pay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. Prepayment reduces the yield to maturity and the average life of the security and also increases price fluctuation. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which is typically exempt from federal income tax. The Fund ordinarily invests in Puerto Rico municipal securities. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation, and the rating(s) of the issue.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for, and value of, municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit, and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

Certain of the municipal obligations in which the Fund may invest present their own distinct risks. These risks may depend, among other things, on the financial situation of the government issuer, or, in the case of industrial development bonds and similar securities (including certain bonds offered by the Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority) on that of the entity supplying the revenues that are intended to repay the obligations. It is also possible that, as a result of litigation or other conditions, the power or ability of issuers or those other entities to meet their obligations for the repayment of principal and payment of interest may be materially and adversely affected.

Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from those market fluctuations following the failure of such counterparty to perform.

Mortgage-Backed Securities Risk. Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC, or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the United States.

Collateralized Mortgage Obligations (“CMO”) Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs), or an amount that remains after floating-rate tranches are paid (an inverse floater). CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. These changes may result in volatility in the market value and in some instances reduced liquidity of the CMO class.

Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. The receivables supporting asset-backed securities are generally automobile and credit card receivables but may also consist of other types of obligations. Asset-backed securities and the underlying receivables are not generally insured or guaranteed by any government agency. However, in certain cases, such securities are collateralized by loans guaranteed by the U.S. Small Business Administration (“SBA”). The SBA is an independent agency of the United States. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore, have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Illiquid Securities. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities.

In addition, as described below under “Conflicts of Interest Risk”, for most of those securities the Fund may have to depend on its affiliates for liquidity; there may be no or few independent sources of liquidity. That is particularly true of the investment company obligations that will likely become the primary investments of the Fund. That and other factors may cause securities to become illiquid, which could hinder the Fund’s ability to redeem your investment.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the fiscal year ended June 30, 2024

The Fund may invest up to 15% of its total assets in illiquid securities, including repurchase agreements with maturities in excess of seven days. As a result, among other things, investors might be delayed in receiving funds needed for securities purchases or other matters, which could have other adverse consequences.

Conflicts of Interest Risk. Conflicts of Interest Risk is the risk that the Investment Adviser and its affiliates, as well other investment companies advised by the Investment Adviser that issue TSOs purchased by the Fund, may have interests that compete with those of the Fund. Among other things, the Investment Adviser or its affiliates may engage in transactions directly with the Fund to the extent permitted by the 1940 Act. The Investment Adviser and its affiliates will also act in numerous other capacities in connection with the Fund and the Puerto Rico investment companies in which the Fund may invest. These relationships also make the Fund very dependent upon the Investment Adviser and its affiliates. To the extent that the Fund invests in TSOs issued by investment companies affiliated with the Investment Adviser, such investments present certain conflicts of interest, such as competing objectives with respect to the level of interest rates on the TSOs, and other related issues.

8.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

9.	Subsequent Events

Events and transactions from July 1, 2024, through August 27, 2024 (the date the financial statements were available to be issued), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Short Term Investment Fund for Puerto Rico Residents, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

August 27, 2024

OTHER INFORMATION (Unaudited)

Privacy Notice

The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former, or current investors.

If you are located in a jurisdiction where specific laws, rules or regulations require the Fund to provide you with additional or different privacy-related rights beyond what is set forth below, then the Fund will comply with those specific laws, rules, or regulations.

The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. Personal information is obtained from the following sources:

●	Investor applications and other forms,

●	Written and electronic correspondence,

●	Telephone contacts,

●

Account history (including information about Fund transactions and balances in your accounts with the Distributor or our affiliates, other fund holdings in the UBS family of funds, and any affiliation with the Distributor and its affiliates),

●	Website visits,

●	Consumer reporting agencies

The Fund limits access to personal information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of personal information. The Fund maintains physical, electronic, and procedural safeguards to protect personal information.

The Fund may share personal information described above with their affiliates for business purposes, such as to facilitate the servicing of accounts. The Fund may share the personal information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing, or maintaining investor accounts on behalf of the Fund. The Fund may share personal information with its affiliates or other companies who are not affiliates of the Fund that perform marketing services on the Fund’s behalf or to other financial institutions with whom it has marketing agreements for joint products or services. These companies are not permitted to use personal information for any purposes beyond the intended use (or as permitted by law). The Fund does not sell personal information to third parties for their independent use. The Fund may also disclose personal information to regulatory authorities or otherwise as permitted by law.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of the Fund met on May 10, 2024 (the “Meeting”), to consider the approval of the Advisory Agreement by and between the Fund and UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (the “Investment Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objective. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Adviser with respect to such matters.

The independent members of the Board (the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of this agreement, the Board was informed by multiple years of analysis and discussion amongst themselves and the Investment Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Investment Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, in relevant part, the nature, extent and quality of the Investment Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Adviser provides to manage and operate the Fund, the increases of such services over time due to new or revised market, regulatory or other developments (e.g.; liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Adviser provides portfolio management services for the Fund, and additionally, the Board considered the wide range of administrative and/or “non-advisory” services the Investment Adviser provides to manage and operate the Fund (complimentary to those provided by other third parties). These services include, but are not limited to, administrative services (e.g.; providing the employees and officers necessary for the Fund’s operations); operational expertise (e.g.; providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (e.g.; coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); Board support and administration (e.g.; overseeing the organization of Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions); shareholder communications (e.g.; overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (e.g.; helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually, overseeing the preparation of the Fund’s registration statements and regulatory filings, overseeing the valuation of portfolio securities and daily pricing, helping to ensure the Fund complies with its portfolio limitations and restrictions, voting proxies on behalf of the Fund, monitoring the liquidity of the portfolios, providing compliance training for personnel, and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

In addition to the services provided by the Investment Adviser, the Independent Directors also considered the risks borne by the Investment Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational, and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report prepared by Broadridge which generally provided the Fund’s performance data for the one, three, five, and ten-year periods ended December 31, 2023 (or for periods available for the Fund outside of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) and/or representatives of the Investment Adviser to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate, and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board considered the net total expense ratio of the Fund in relation to those of a comparable group of funds (the Broadridge Expense Group). The Board also considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as it is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Investment Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (i.e., the expertise of the Investment Adviser with the proposed strategy), the competitive marketplace (e.g., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Investment Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers, if applicable, proposed by the Investment Adviser to keep expenses to certain levels and reviewed the amounts the Investment Adviser had waived or reimbursed over the last fiscal years; if applicable, and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered the Fund’s net management fee and net total expense ratio in light of its performance history.

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Investment Adviser’s financial condition. The Independent Directors also reviewed the consolidated financial statements of the Investment Adviser for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Investment Adviser and the Investment Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended December 31, 2023 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses, net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a fund-by-fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when assessing the level of advisory fees paid to the Investment Adviser and concluded that the indirect benefits received were reasonable.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico), LLC

Ochoa Building Suite 401

500 Calle de la Tanca

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M. Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

•	Mutual Fund’s shares are not bank deposits or FDIC insured.
•	Mutual Fund’s shares are not obligations of or guaranteed by UBS Financial Services Inc. or any of its affiliates.
•	Mutual Fund’s shares are subject to investment risks, including possible loss of the principal amount invested.

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Short Term Investment

Fund for Puerto Rico

Residents, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act.

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Funds principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	September 5, 2024

By:	/s/ Leslie Highley, Jr.
Leslie Highley, Jr.
Senior Vice President and Treasurer

Date:	September 5, 2024